Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure detailed information about of trade payable [Abstract]
Summary of trade and other payables	Trade and other payables

(in €‘000)	December 31, 2024	December 31, 2023
Trade payables	33,067	37,751
Accrued expenses	33,594	32,076
Employee related liabilities	3,175	3,566
Payroll taxes, social security and VAT payables	2,544	2,735
Other payables	1,539	820
Total	73,919	76,948